Credit risk - Covid-19 Support Measures and Corporate Customer Sector Split (Details) £ in Billions	Dec. 31, 2020 GBP (£) Complaints	Dec. 31, 2019 GBP (£)
Social Housing
Disclosure of credit risk exposure [line items]
Loans and receivables	£ 5.8	£ 6.4
Other Real Estate
Disclosure of credit risk exposure [line items]
Loans and receivables	4.9	5.5
Wholesale & Retail Trade
Disclosure of credit risk exposure [line items]
Loans and receivables	3.7	3.8
Accommodation & Food
Disclosure of credit risk exposure [line items]
Loans and receivables	2.1	1.8
Construction
Disclosure of credit risk exposure [line items]
Loans and receivables	1.6	1.2
Human Health & Social Work
Disclosure of credit risk exposure [line items]
Loans and receivables	1.5	1.4
Professional, Scientific And Technical
Disclosure of credit risk exposure [line items]
Loans and receivables	1.3	1.0
Administrative & Support Services
Disclosure of credit risk exposure [line items]
Loans and receivables	1.3	1.3
Manufacturing
Disclosure of credit risk exposure [line items]
Loans and receivables	1.0	1.2
Information & Communication
Disclosure of credit risk exposure [line items]
Loans and receivables	0.8	0.5
Transport & Storage
Disclosure of credit risk exposure [line items]
Loans and receivables	0.5	0.5
Electricity & Gas
Disclosure of credit risk exposure [line items]
Loans and receivables	0.6	0.5
Arts, Entertainment & Recreation
Disclosure of credit risk exposure [line items]
Loans and receivables	0.4	0.3
Other Segments
Disclosure of credit risk exposure [line items]
Loans and receivables	2.0	1.0
Corporate loans
Disclosure of credit risk exposure [line items]
Loans and receivables	£ 27.5	26.4
Bounce Back Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	148,000
Loans and receivables	£ 4.0
Percentage Of Relevant Loan Book	19.00%
Coronavirus Business Interruption Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	2,000
Loans and receivables	£ 0.4
Percentage Of Relevant Loan Book	2.00%
Coronavirus Large Business Interruption Loan Scheme
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	30
Loans and receivables	£ 0.2
Percentage Of Relevant Loan Book	3.00%
Government Lending Schemes | Corporate loans
Disclosure of credit risk exposure [line items]
Loans and receivables	£ 4.6	£ 0.0
Mortgages
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	251,000
Loans and receivables	£ 37.1
Outstanding PH	£ 2.5
Mortgages | Up to date after PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	88.00%
Mortgages | Ongoing PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	8.00%
Mortgages | New to arrears after PH ends
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	2.00%
Mortgages | In arrears before PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	2.00%
Consumer Auto Finance
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	54,000
Loans and receivables	£ 0.5
Outstanding PH	£ 0.1
Consumer Auto Finance | Up to date after PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	77.00%
Consumer Auto Finance | Ongoing PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	11.00%
Consumer Auto Finance | New to arrears after PH ends
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	8.00%
Consumer Auto Finance | In arrears before PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	4.00%
Unsecured Personal Loans
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	34,000
Loans and receivables	£ 0.2
Unsecured Personal Loans | Up to date after PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	77.00%
Unsecured Personal Loans | Ongoing PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	13.00%
Unsecured Personal Loans | New to arrears after PH ends
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	4.00%
Unsecured Personal Loans | In arrears before PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	6.00%
Credit cards
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	32,000
Loans and receivables	£ 0.1
Credit cards | Up to date after PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	76.00%
Credit cards | Ongoing PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	12.00%
Credit cards | New to arrears after PH ends
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	8.00%
Credit cards | In arrears before PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	4.00%
Business And Corporates
Disclosure of credit risk exposure [line items]
Number Of Customers Affected | Complaints	2,500
Loans and receivables	£ 2.4
Outstanding PH	£ 0.1
Business And Corporates | Up to date after PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	98.00%
Business And Corporates | Ongoing PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	2.00%
Business And Corporates | New to arrears after PH ends
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	0.00%
Business And Corporates | In arrears before PH
Disclosure of credit risk exposure [line items]
Percentage Of Relevant Loan Book	0.00%